                                                        OMB APPROVAL

                                                        OMB Number: 3235-0570

                                                        Expires: Oct. 31, 2006

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                                                        hours per response: 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10375

                      THE GATEWAY VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)           (Zip code)

                                 Geoffrey Keenan
 The Gateway Variable Insurance Trust, Rookwood Tower, 3805 Edwards Road, Suite
                            600, Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                GATEWAY VIT FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

                                GATEWAY VIT FUND
                             LETTER TO SHAREHOLDERS

Dear Shareholder:

Investors in the Gateway VIT Fund as well as the broad stock market ended 2003 on a positive note. The massive federal economic stimulus designed to promote a resurgence of growth after three years of subnormal economic activity began having its effect on the stock market. Third quarter GDP growth topped out at 8.2% and continued into the fourth quarter of 2003. Investors paid attention as interest shifted from fixed income sectors back to equities which delivered their first positive year since 1999. The S&P 500 Index earned a total return of 28.67% in 2003 despite a disappointing first quarter. Short-term interest rates ended a decline precipitated by Federal Reserve Board actions initiated in late 2000, and rates began rising slightly in June 2003. The investment-grade bond market, as represented in this letter by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, failed to achieve its long-term historical average, delivering a total return of 4.31% for the year.

For 2003, the Gateway VIT Fund's return was 11.25%, net of all expenses. Cash flows from the sale of index call options were near their historical average for most of 2003. The cost of index put options, which the Fund uses to protect assets against a significant market decline over a short period of time, was also near its historical average. The net premium cash flows, together with stock appreciation and related dividends, produced the Fund's return for 2003.

FIRST QUARTER 2003

For most of the quarter, the equity markets drifted lower on below-average volume. Uncertainty regarding the potential war in Iraq and the domestic economy kept investors on the sidelines. Rallies were few as sellers supplied more shares than reluctant buyers desired. The major March rally which followed the onset of the invasion of Iraq weakened as economic statistics failed to provide support. The S&P 500 Index posted a quarterly decline of 3.15%. Gateway VIT Fund's hedging strategy provided net gains from options almost sufficient to offset the entire decline in stocks, but ended the quarter down slightly at -1.00%. Bonds benefited from equity flight during the quarter and earned 1.51%.

SECOND QUARTER 2003

High premium cash flows and an end to the equity market sell-off led to a "premium" quarter for the Gateway VIT Fund. The Fund delivered a second quarter total return of 6.71%, the highest quarterly return for the Fund since its inception in November 2001. The S&P 500 Index, continuing its strong rally before dropping in the last few days of June, netted 15.39% for the second quarter. The bond market advanced sharply early in the quarter on the promise of further interest rate cuts and a benign future for rate increases, but eased in June, resulting in a total quarterly return of 2.72%.

THIRD QUARTER 2003

The dramatic advance in both the economy and the financial markets that characterized the second quarter spilled over into the third quarter. Exceptional productivity gains, as well as strong consumer and business spending, helped corporate earnings to meet or exceed expectations. The S&P 500 Index posted a third quarter total return of 2.65%. Bonds, in anticipation of stronger demand and an expanding Federal budget deficit, cratered in July and posted a decline of 0.02% for the quarter. During the quarter, market volatility generally declined and net cash flows from option transactions approached historically normal levels. The Fund earned solid positive returns in July and August, but was forced to surrender its premium inflows to the sharp S&P 500 Index reversal of approximately 4% in late September, delivering a total return of 1.90% for the quarter.

                                GATEWAY VIT FUND
                             LETTER TO SHAREHOLDERS

FOURTH QUARTER 2003

The Gateway VIT Fund used cash flows from option transactions to deliver a total return of 3.35% for the quarter. Tax cuts, low interest rates and the best third quarter of economic growth in years strongly motivated investors in the fourth quarter. Stocks, as represented by the S&P 500 Index, performed well, delivering 12.17% for the quarter. The bond market delivered a disappointing 0.06% for the quarter as expectations of higher interest rates in 2004 inhibited bond investors.

The steady accumulation of economic gains from hedging transactions throughout 2003 led to the Fund's total return of 11.25% for the year as described in the paragraphs above. This total return is fully indicative of option prices that were at or near their historic averages during most of 2003.

2004 PERSPECTIVE

Gateway Investment Advisers, L.P., the Fund's adviser, has completed its 26th year of providing investment management services to its diverse clientele. Investors have come to appreciate the value of Gateway's risk management during some of the most turbulent and challenging markets. The Gateway VIT Fund's track record since its inception in 2001 reflects the application of such time-tested hedging techniques.

As we move forward, investors have few choices in the low-to-moderate risk portion of their portfolios, except for bonds and some of the less battle-tested hedge fund alternatives. With interest rates at historic lows and prospects for future rate movements sounding ominous for bond investors, few experienced low volatility managers are available for investors in variable insurance products. Gateway's VIT Fund represents a unique alternative for investors not ready to commit to equities, yet uncertain of the future performance of bonds.

As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall
------------------
Walter G. Sall
Chairman

/s/ Patrick Rogers
------------------
Patrick Rogers, CFA
Portfolio Manager

                                GATEWAY VIT FUND
                             LETTER TO SHAREHOLDERS

                         GROWTH OF A $10,000 INVESTMENT
                      NOVEMBER 6, 2001 - DECEMBER 31, 2003

                                  [LINE GRAPH]

                                                             Lehman Brothers U. S.
                                                              Government/Credit
                 Gateway VIT Fund    S&P 500 Index                Bond Index
                      $10,000           $10,000                    $10,000
Nov-01                $10,080           $10,197                    $ 9,883
Dec-01                $10,190           $10,287                    $ 9,829
Jan-02                $10,220           $10,137                    $ 9,880
Feb-02                $10,141           $ 9,941                    $ 9,958
Mar-02                $10,331           $10,315                    $ 9,807
Apr-02                $10,091           $ 9,690                    $ 9,969
May-02                $10,081           $ 9,619                    $10,069
Jun-02                $ 9,711           $ 8,934                    $10,156
Jul-02                $ 9,411           $ 8,238                    $10,275
Aug-02                $ 9,510           $ 8,292                    $10,428
Sep-02                $ 8,889           $ 7,391                    $10,615
Oct-02                $ 9,630           $ 8,041                    $10,574
Nov-02                $ 9,970           $ 8,514                    $10,564
Dec-02                $ 9,777           $ 8,014                    $10,795
Jan-03                $ 9,655           $ 7,805                    $10,793
Feb-03                $ 9,520           $ 7,688                    $10,946
Mar-03                $ 9,679           $ 7,762                    $10,957
Apr-03                $10,169           $ 8,401                    $11,040
May-03                $10,328           $ 8,843                    $11,262
Jun-03                $10,328           $ 8,956                    $11,254
Jul-03                $10,463           $ 9,114                    $10,948
Aug-03                $10,585           $ 9,291                    $10,974
Sep-03                $10,524           $ 9,193                    $11,252
Oct-03                $10,708           $ 9,712                    $11,146
Nov-03                $10,782           $ 9,798                    $11,162
Dec-03                $10,876           $10,311                    $11,259

                                GATEWAY VIT FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2003

One Year                 11.25%
Life of Fund              3.98%

Performance data throughout this report represents past performance and is no guarantee of future results. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                GATEWAY VIT FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  COMMON STOCKS - 103.4%
                  CONSUMER DISCRETIONARY - 11.7%
80                American Greetings Corporation - Class A *                    $   1,750
350               AutoNation, Inc. *                                                6,429
130               AutoZone, Inc. *                                                 11,077
410               Bed Bath & Beyond Inc. *                                         17,773
455               Best Buy Co., Inc.                                               23,769
150               Big Lots, Inc. *                                                  2,131
100               Black & Decker Corporation                                        4,932
90                Boise Cascade Corporation                                         2,957
120               Brunswick Corporation                                             3,820
820               Carnival Corporation                                             32,579
90                Centex Corporation                                                9,688
290               Circuit City Stores - Circuit City Group                          2,938
840               Clear Channel Communications, Inc.                               39,337
2,976             Comcast Corporation - Class A *                                  97,821
100               Cooper Tire & Rubber Company                                      2,138
220               Dana Corporation                                                  4,037
265               Darden Restaurants, Inc.                                          5,576
780               Delphi Corporation                                                7,964
100               Dillard's, Inc. - Class A                                         1,646
460               Dollar General Corporation                                        9,655
100               Dow Jones & Company, Inc.                                         4,985
410               Eastman Kodak Company                                            10,525
880               eBay Inc. *                                                      56,839
260               Family Dollar Stores, Inc.                                        9,329
290               Federated Department Stores, Inc.                                13,668
2,570             Ford Motor Company                                               41,120
220               Fortune Brands, Inc.                                             15,728
370               Gannett Co., Inc.                                                32,989
1,170             Gap, Inc.                                                        27,156
780               General Motors Corporation                                       41,652
260               Genuine Parts Company                                             8,632
260               Goodyear Tire & Rubber Company *                                  2,044
430               Harley-Davidson, Inc.                                            20,438
150               Harrah's Entertainment, Inc.                                      7,465
260               Hasbro, Inc.                                                      5,533
510               Hilton Hotels Corporation                                         8,736
3,090             Home Depot, Inc.                                                109,664
400               International Game Technology                                    14,280
510               Interpublic Group of Companies, Inc. *                            7,956
380               J. C. Penney Company, Inc.                                        9,986
120               Johnson Controls, Inc.                                           13,934
180               Jones Apparel Group, Inc.                                         6,341
70                KB HOME                                                           5,076

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  CONSUMER DISCRETIONARY (CONTINUED)
100               Knight-Ridder, Inc.                                           $    7,737
460               Kohl's Corporation *                                              20,672
290               Leggett & Platt, Incorporated                                      6,273
730               Limited Brands                                                    13,162
140               Liz Claiborne Inc.                                                 4,964
1,010             Lowe's Companies, Inc.                                            55,944
340               Marriott International, Inc. - Class A                            15,708
610               Mattel, Inc.                                                      11,755
410               May Department Stores Company                                     11,919
100               Maytag Corporation                                                 2,785
1,780             McDonald's Corporation                                            44,197
290               McGraw-Hill Companies, Inc.                                       20,277
70                Meredith Corporation                                               3,417
220               New York Times Company - Class A                                  10,514
390               Newell Rubbermaid Inc.                                             8,880
370               NIKE, Inc. - Class B                                              25,330
210               Nordstrom, Inc.                                                    7,203
450               Office Depot, Inc. *                                               7,520
290               Omnicom Group Inc.                                                25,326
90                Pulte Homes, Inc.                                                  8,426
250               RadioShack Corporation                                             7,670
90                Reebok International Ltd.                                          3,539
360               Sears, Roebuck and Co.                                            16,376
220               Sherwin-Williams Company                                           7,643
90                Snap-on Incorporated                                               2,902
120               Stanley Works                                                      4,544
650               Staples, Inc. *                                                   17,745
530               Starbucks Corporation *                                           17,522
290               Starwood Hotels & Resorts Worldwide, Inc.                         10,431
1,200             Target Corporation                                                46,080
220               Tiffany & Co.                                                      9,944
6,120             Time Warner Inc. *                                               110,099
640               TJX Companies, Inc.                                               14,112
290               Toys R Us, Inc. *                                                  3,666
430               Tribune Company                                                   22,188
90                Tupperware Corporation                                             1,561
330               Univision Communications Inc. - Class A *                         13,098
150               VF Corporation                                                     6,486
2,380             Viacom Inc. - Class B                                            105,624
170               Visteon Corp.                                                      1,770
2,790             Walt Disney Company                                               65,091
150               Wendy's International, Inc.                                        5,886
80                Whirlpool Corporation                                              5,812

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  CONSUMER DISCRETIONARY (CONTINUED)
420               Yum! Brands, Inc. *                                           $   14,448
                                                                                ----------
                                                                                 1,588,339
                                                                                ----------
                  CONSUMER STAPLES - 11.5%
50                Adolph Coors Company - Class B                                     2,805
90                Alberto-Culver Company - Class B                                   5,677
500               Albertson's, Inc.                                                 11,325
2,800             Altria Group, Inc.                                               152,376
1,140             Anheuser-Busch Companies                                          60,055
880               Archer-Daniels-Midland Company                                    13,394
340               Avon Products, Inc.                                               22,947
80                Brown-Forman Corporation - Class B                                 7,476
560               Campbell Soup Company                                             15,008
300               Clorox Company                                                    14,568
3,290             Coca-Cola Company                                                166,968
630               Coca-Cola Enterprises Inc.                                        13,778
740               Colgate-Palmolive Company                                         37,037
750               ConAgra Foods, Inc.                                               19,793
650               Costco Wholesale Corporation *                                    24,167
520               CVS Corporation                                                   18,782
490               General Mills, Inc.                                               22,197
1,500             Gillette Company                                                  55,095
470               H. J. Heinz Company                                               17,122
210               Hershey Foods Corporation                                         16,168
560               Kellogg Company                                                   21,325
710               Kimberly-Clark Corporation                                        41,954
1,000             Kroger Co. *                                                      18,510
200               McCormick & Company, Incorporated                                  6,020
400               Pepsi Bottling Group, Inc.                                         9,672
2,420             PepsiCo, Inc.                                                    112,820
1,840             Procter & Gamble Company                                         183,779
120               R. J. Reynolds Tobacco Holdings, Inc.                              6,978
620               Safeway Inc. *                                                    13,584
1,010             Sara Lee Corporation                                              21,927
210               Supervalu, Inc.                                                    6,004
910               SYSCO Corporation                                                 33,879
260               UST Inc.                                                           9,279
5,920             Wal-Mart Stores, Inc.                                            314,056
1,450             Walgreen Co.                                                      52,751
210               Winn-Dixie Stores, Inc.                                            2,090
320               Wm. Wrigley Jr. Company                                           17,987
                                                                                ----------
                                                                                 1,569,353
                                                                                ----------

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  ENERGY - 6.0%
120               Amerada Hess Corporation                                      $    6,380
360               Anadarko Petroleum Corporation                                    18,363
236               Apache Corporation                                                19,140
80                Ashland Inc.                                                       3,525
460               Baker Hughes Incorporated                                         14,794
240               BJ Services Company *                                              8,616
290               Burlington Resources Inc.                                         16,060
1,520             ChevronTexaco Corporation                                        131,313
927               ConocoPhillips                                                    60,783
230               Devon Energy Corporation                                          13,170
150               EOG Resources, Inc.                                                6,925
8,900             Exxon Mobil Corporation                                          364,900
610               Halliburton Company                                               15,860
140               Kerr-McGee Corporation                                             6,509
440               Marathon Oil Corporation                                          14,560
220               Nabors Industries, Ltd. *                                          9,130
210               Noble Corporation *                                                7,514
510               Occidental Petroleum Corporation                                  21,542
120               Rowan Companies, Inc. *                                            2,780
800               Schlumberger Limited                                              43,776
100               Sunoco, Inc.                                                       5,115
460               Transocean Inc. *                                                 11,045
360               Unocal Corporation                                                13,259
                                                                                ----------
                                                                                   815,059
                                                                                ----------

                  FINANCIALS - 21.5%
380               ACE Limited                                                       15,740
710               AFLAC Incorporated                                                25,688
980               Allstate Corporation                                              42,159
130               Ambac Financial Group, Inc.                                        9,021
1,770             American Express Company                                          85,367
3,490             American International Group, Inc.                               231,317
470               AmSouth Bancorporation                                            11,515
440               Aon Corporation                                                   10,534
100               Apartment Investment & Management Co. - Class A                    3,450
2,120             Bank of America Corporation                                      170,512
1,040             Bank of New York Company, Inc.                                    34,445
1,550             Bank One Corporation                                              70,664
650               BB&T Corporation                                                  25,116
120               Bear Stearns Companies Inc.                                        9,594
310               Capital One Financial Corporation                                 19,000
1,920             Charles Schwab Corporation                                        22,733
322               Charter One Financial, Inc.                                       11,125

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  FINANCIALS (CONTINUED)
260               Chubb Corporation                                             $   17,706
240               Cincinnati Financial Corporation                                  10,051
7,060             Citigroup Inc.                                                   342,692
260               Comerica Incorporated                                             14,576
226               Countrywide Financial Corporation                                 17,142
560               Equity Office Properties Trust                                    16,044
380               Equity Residential                                                11,214
1,410             Fannie Mae                                                       105,835
150               Federated Investors, Inc. - Class B                                4,404
800               Fifth Third Bancorp                                               47,280
170               First Tennessee National Corporation                               7,497
1,490             FleetBoston Financial                                             65,038
370               Franklin Resources, Inc.                                          19,262
970               Freddie Mac                                                       56,570
220               Golden West Financial Corporation                                 22,702
660               Goldman Sachs Group, Inc.                                         65,162
360               Hartford Financial Services Group, Inc.                           21,251
340               Huntington Bancshares Incorporated                                 7,650
2,800             J. P. Morgan Chase & Co.                                         102,844
310               Janus Capital Group Inc.                                           5,087
220               Jefferson-Pilot Corporation                                       11,143
420               John Hancock Financial Services, Inc.                             15,750
580               KeyCorp                                                           17,006
340               Lehman Brothers Holdings Inc.                                     26,255
270               Lincoln National Corporation                                      10,900
270               Loews Corporation                                                 13,351
740               Marsh & McLennan Companies, Inc.                                  35,439
300               Marshall & Ilsley Corporation                                     11,475
220               MBIA Inc.                                                         13,031
1,785             MBNA Corporation                                                  44,357
580               Mellon Financial Corporation                                      18,624
1,250             Merrill Lynch & Co., Inc.                                         73,312
960               MetLife, Inc.                                                     32,323
130               MGIC Investment Corporation                                        7,402
220               Moody's Corporation                                               13,321
1,550             Morgan Stanley                                                    89,698
830               National City Corporation                                         28,170
240               North Fork Bancorporation, Inc.                                    9,713
310               Northern Trust Corporation                                        14,390
280               Plum Creek Timber Company, Inc.                                    8,526
410               PNC Financial Services Group, Inc.                                22,439
460               Principal Financial Group, Inc.                                   15,212
300               Progressive Corporation                                           25,077

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  FINANCIALS (CONTINUED)
200               ProLogis                                                      $    6,418
410               Providian Financial Corporation *                                  4,772
680               Prudential Financial, Inc.                                        28,404
320               Regions Financial Corporation                                     11,904
210               SAFECO Corporation                                                 8,175
280               Simon Property Group, Inc.                                        12,975
560               SLM Corporation                                                   21,101
460               SouthTrust Corporation                                            15,056
310               St. Paul Companies, Inc.                                          12,291
460               State Street Corporation                                          23,957
410               SunTrust Banks, Inc.                                              29,315
430               Synovus Financial Corp.                                           12,436
170               T. Rowe Price Group Inc.                                           8,060
150               Torchmark Corporation                                              6,831
1,419             Travelers Property Casualty Corp. - Class B                       24,080
2,610             U. S. Bancorp                                                     77,726
285               Union Planters Corporation                                         8,975
340               UnumProvident Corporation                                          5,362
1,830             Wachovia Corporation                                              85,260
1,260             Washington Mutual, Inc.                                           50,551
2,280             Wells Fargo & Company                                            134,269
210               XL Capital Ltd. - Class A                                         16,285
120               Zions Bancorporation                                               7,360
                                                                                ----------
                                                                                 2,926,464
                                                                                ----------

                  HEALTH CARE  13.8%
2,200             Abbott Laboratories                                              102,520
220               Aetna Inc.                                                        14,868
170               Allergan, Inc.                                                    13,058
130               AmerisourceBergen Corporation                                      7,300
1,810             Amgen Inc. *                                                     111,858
220               Anthem, Inc. *                                                    16,500
290               Applera Corp. - Applied Biosystems Group                           6,006
90                Bausch & Lomb Incorporated                                         4,671
830               Baxter International Inc.                                         25,332
360               Becton, Dickinson and Company                                     14,810
403               Biogen Idec Inc. *                                                14,822
370               Biomet, Inc.                                                      13,472
1,120             Boston Scientific Corporation *                                   41,171
2,620             Bristol-Myers Squibb Company                                      74,932
70                C. R. Bard, Inc.                                                   5,687
630               Cardinal Health, Inc.                                             38,531
290               Chiron Corporation *                                              16,527

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  HEALTH CARE (CONTINUED)
180               CIGNA Corporation                                             $   10,350
1,600             Eli Lilly and Company                                            112,528
100               Express Scripts, Inc. *                                            6,643
460               Forest Laboratories, Inc. *                                       28,428
300               Genzyme Corporation *                                             14,802
440               Guidant Corporation                                               26,488
710               HCA Inc.                                                          30,502
340               Health Management Associates, Inc. - Class A                       8,160
240               Humana Inc. *                                                      5,484
310               IMS Health Incorporated                                            7,707
3,910             Johnson & Johnson                                                201,991
340               King Pharmaceuticals Inc. *                                        5,188
130               Manor Care, Inc.                                                   4,494
410               McKesson Corporation                                              13,186
383               Medco Health Solutions, Inc. *                                    13,018
350               MedImmune, Inc. *                                                  8,890
1,720             Medtronic Inc.                                                    83,609
2,980             Merck & Co., Inc.                                                137,676
70                Millipore Corporation *                                            3,013
10,516            Pfizer Inc.                                                      371,530
130               Quest Diagnostics Incorporated                                     9,504
2,080             Schering-Plough Corporation                                       36,171
260               St. Jude Medical, Inc. *                                          15,951
290               Stryker Corporation                                               24,653
580               Tenet Healthcare Corporation *                                     9,309
780               UnitedHealth Group Incorporated                                   45,380
130               Watson Pharmaceuticals, Inc. *                                     5,980
220               Wellpoint Health Networks Inc. *                                  21,338
1,880             Wyeth                                                             79,806
290               Zimmer Holdings, Inc. *                                           20,416
                                                                                ----------
                                                                                 1,884,260
                                                                                ----------

                  INDUSTRIALS - 11.3%
1,040             3M Co.                                                            88,431
290               Allied Waste Industries, Inc. *                                    4,025
290               American Power Conversion Corporation                              7,091
80                American Standard Companies Inc. *                                 8,056
260               Apollo Group, Inc. - Class A *                                    17,680
150               Avery Dennison Corporation                                         8,403
1,090             Boeing Company                                                    45,933
500               Burlington Northern Santa Fe Corporation                          16,175
460               Caterpillar Inc.                                                  38,189
1,480             Cendant Corporation *                                             32,960

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  INDUSTRIALS (CONTINUED)
260               Cintas Corporation                                            $   13,034
120               Cooper Industries, Ltd. - Class A                                  6,952
90                Crane Co.                                                          2,767
290               CSX Corporation                                                   10,423
70                Cummins, Inc.                                                      3,426
220               Danaher Corporation                                               20,185
340               Deere & Company                                                   22,117
170               Delta Air Lines, Inc.                                              2,008
80                Deluxe Corporation                                                 3,306
290               Dover Corporation                                                 11,527
80                Eaton Corporation                                                  8,638
570               Emerson Electric Co.                                              36,907
220               Equifax Inc.                                                       5,390
420               FedEx Corp.                                                       28,350
100               Fluor Corporation                                                  3,964
290               General Dynamics Corporation                                      26,213
13,560            General Electric Company                                         420,089
150               Goodrich Corporation                                               4,453
280               H&R Block, Inc.                                                   15,504
1,160             Honeywell International Inc.                                      38,779
430               Illinois Tool Works Inc.                                          36,081
260               Ingersoll-Rand Company                                            17,649
120               ITT Industries, Inc.                                               8,905
550               Lockheed Martin Corporation                                       28,270
670               Masco Corporation                                                 18,365
150               Monster Worldwide Inc. *                                           3,294
90                Navistar International Corporation *                               4,310
530               Norfolk Southern Corporation                                      12,534
280               Northrop Grumman Corporation                                      26,768
150               PACCAR Inc.                                                       12,768
170               Pall Corporation                                                   4,561
150               Parker-Hannifin Corporation                                        8,925
340               Pitney Bowes Inc.                                                 13,811
100               Power-One, Inc. *                                                  1,083
150               R. R. Donnelley & Sons Company                                     4,522
550               Raytheon Company                                                  16,522
260               Robert Half International Inc. *                                   6,068
270               Rockwell Automation, Inc.                                          9,612
270               Rockwell Collins                                                   8,108
90                Ryder System, Inc.                                                 3,073
990               Southwest Airlines Co.                                            15,979
210               Textron Inc.                                                      11,983
90                Thomas & Betts Corporation *                                       2,060

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  INDUSTRIALS (CONTINUED)
2,720             Tyco International Ltd.                                       $   72,080
360               Union Pacific Corporation                                         25,013
1,600             United Parcel Service, Inc. - Class B                            119,280
640               United Technologies Corporation                                   60,653
120               W. W. Grainger, Inc.                                               5,687
830               Waste Management, Inc.                                            24,568
                                                                                ----------
                                                                                 1,533,507
                                                                                ----------

                  INFORMATION TECHNOLOGY - 18.1%
1,030             ADC Telecommunications, Inc. *                                     3,059
340               Adobe Systems Incorporated                                        13,362
460               Advanced Micro Devices, Inc. *                                     6,854
650               Agilent Technologies, Inc. *                                      19,006
520               Altera Corporation *                                              11,804
490               Analog Devices, Inc.                                              22,369
120               Andrew Corporation *                                               1,381
470               Apple Computer, Inc. *                                            10,044
2,340             Applied Materials, Inc. *                                         52,533
430               Applied Micro Circuits Corporation *                               2,571
140               Autodesk, Inc.                                                     3,441
830               Automatic Data Processing, Inc.                                   32,876
490               Avaya Inc. *                                                       6,341
340               BMC Software, Inc. *                                               6,341
400               Broadcom Corporation - Class A *                                  13,636
580               CIENA Corporation *                                                3,851
9,500             Cisco Systems, Inc. *                                            230,755
250               Citrix Systems, Inc. *                                             5,303
800               Computer Associates International, Inc.                           21,872
260               Computer Sciences Corporation *                                   11,500
510               Compuware Corporation *                                            3,080
290               Comverse Technology, Inc. *                                        5,101
600               Concord EFS, Inc. *                                                8,904
160               Convergys Corporation *                                            2,794
1,610             Corning Incorporated *                                            16,792
3,380             Dell Inc. *                                                      114,785
440               Electronic Arts Inc. *                                            21,023
660               Electronic Data Systems Corporation                               16,196
2,920             EMC Corporation *                                                 37,726
860               First Data Corporation                                            35,337
290               Fiserv, Inc. *                                                    11,458
460               Gateway, Inc. *                                                    2,116
4,108             Hewlett-Packard Company                                           94,361
8,740             Intel Corporation                                                281,428

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  INFORMATION TECHNOLOGY (CONTINUED)
2,370             International Business Machines Corporation                   $  219,652
290               Intuit Inc. *                                                     15,344
290               Jabil Circuit, Inc. *                                              8,207
1,980             JDS Uniphase Corporation *                                         7,227
290               KLA-Tencor Corporation *                                          17,014
170               Lexmark International, Inc. *                                     13,369
440               Linear Technology Corporation                                     18,511
490               LSI Logic Corporation *                                            4,346
4,840             Lucent Technologies Inc. *                                        13,746
460               Maxim Integrated Products, Inc.                                   22,908
100               Mercury Interactive Corporation *                                  4,864
830               Micron Technology, Inc. *                                         11,180
14,520            Microsoft Corporation                                            399,881
290               Molex Incorporated                                                10,118
3,060             Motorola, Inc.                                                    43,054
280               National Semiconductor Corporation *                              11,035
120               NCR Corporation *                                                  4,656
460               Network Appliance, Inc. *                                          9,444
490               Novell, Inc. *                                                     5,155
230               Novellus Systems, Inc. *                                           9,672
220               NVIDIA Corporation *                                               5,115
7,080             Oracle Corporation *                                              93,456
370               Parametric Technology Corporation *                                1,458
510               Paychex, Inc.                                                     18,972
450               PeopleSoft, Inc. *                                                10,260
160               PerkinElmer, Inc.                                                  2,731
260               PMC-Sierra, Inc. *                                                 5,239
120               QLogic Corporation *                                               6,192
1,010             QUALCOMM Incorporated                                             54,469
210               Sabre Holdings Corporation                                         4,534
640               Sanmina-SCI Corporation *                                          8,070
240               Scientific-Atlanta, Inc.                                           6,552
670               Siebel Systems, Inc. *                                             9,293
1,080             Solectron Corporation *                                            6,383
4,400             Sun Microsystems, Inc. *                                          19,756
400               SunGard Data Systems Inc. *                                       11,084
450               Symantec Corporation *                                            15,592
320               Symbol Technologies, Inc.                                          5,405
120               Tektronix, Inc.                                                    3,792
560               Tellabs, Inc. *                                                    4,721
280               Teradyne, Inc. *                                                   7,126
2,430             Texas Instruments Incorporated                                    71,393
240               Thermo Electron Corporation *                                      6,048

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  INFORMATION TECHNOLOGY (CONTINUED)
460               Unisys Corporation *                                          $    6,831
560               VERITAS Software Corporation *                                    20,810
180               Waters Corporation *                                               5,969
1,050             Xerox Corporation *                                               14,490
460               Xilinx, Inc. *                                                    17,820
820               Yahoo! Inc. *                                                     37,039
                                                                                ----------
                                                                                 2,459,983
                                                                                ----------

                  MATERIALS - 3.1%
320               Air Products and Chemicals, Inc.                                  16,906
1,030             Alcoa Inc.                                                        39,140
100               Allegheny Technologies Incorporated                                1,322
80                Ball Corporation                                                   4,766
70                Bemis Company, Inc.                                                3,500
1,200             Dow Chemical Company                                              49,884
1,420             E. I. du Pont de Nemours and Company                              65,164
100               Eastman Chemical Company                                           3,953
340               Ecolab Inc.                                                        9,306
170               Engelhard Corporation                                              5,091
220               Freeport-McMoRan Copper & Gold, Inc. - Class B                     9,269
360               Georgia-Pacific Group                                             11,041
70                Great Lakes Chemical Corporation                                   1,903
150               Hercules Incorporated *                                            1,830
120               International Flavors & Fragrances Inc.                            4,190
660               International Paper Company                                       28,453
130               Louisiana-Pacific Corporation *                                    2,324
297               MeadWestvaco Corporation                                           8,836
370               Monsanto Company                                                  10,649
550               Newmont Mining Corporation                                        26,735
100               Nucor Corporation                                                  5,600
240               Pactiv Corporation *                                               5,736
120               Phelps Dodge Corporation *                                         9,131
260               PPG Industries, Inc.                                              16,645
480               Praxair, Inc.                                                     18,336
310               Rohm and Haas Company                                             13,240
100               Sealed Air Corporation *                                           5,414
80                Sigma-Aldrich Corporation                                          4,574
90                Temple-Inland Inc.                                                 5,640
140               United States Steel Corporation                                    4,903
140               Vulcan Materials Company                                           6,660
310               Weyerhaeuser Company                                              19,840
100               Worthington Industries, Inc.                                       1,803
                                                                                ----------
                                                                                   421,784
                                                                                ----------

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                            VALUE
------                                                                            -----
                  TELECOMMUNICATION SERVICES - 3.5%
440               ALLTEL Corporation                                            $   20,495
1,000             AT&T Corp.                                                        20,300
3,580             AT&T Wireless Services Inc. *                                     28,604
2,500             BellSouth Corporation                                             70,750
210               CenturyTel, Inc.                                                   6,850
410               Citizens Communications Company *                                  5,092
1,370             Nextel Communications, Inc. - Class A *                           38,442
2,370             Qwest Communications International Inc. *                         10,239
4,490             SBC Communications Inc.                                          117,055
1,180             Sprint Corp. - FON Group                                          19,376
1,410             Sprint Corp. - PCS Group *                                         7,924
3,690             Verizon Communications Inc.                                      129,445
                                                                                ----------
                                                                                   474,572
                                                                                ----------

                  UTILITIES - 2.9%
750               AES Corporation *                                                  7,080
170               Allegheny Energy, Inc. *                                           2,169
230               Ameren Corporation                                                10,580
460               American Electric Power Company, Inc.                             14,035
510               Calpine Corporation *                                              2,453
430               CenterPoint Energy, Inc.                                           4,167
260               Cinergy Corp.                                                     10,091
210               CMS Energy Corporation *                                           1,789
290               Consolidated Edison, Inc.                                         12,473
240               Constellation Energy Group                                         9,398
440               Dominion Resources, Inc.                                          28,085
260               DTE Energy Company                                                10,244
1,170             Duke Energy Corporation                                           23,926
500               Dynegy Inc. - Class A *                                            2,140
460               Edison International                                              10,088
830               El Paso Corporation                                                6,798
310               Entergy Corporation                                               17,710
460               Exelon Corporation                                                30,526
430               FirstEnergy Corp.                                                 15,136
280               FPL Group, Inc.                                                   18,318
210               KeySpan Corporation                                                7,728
170               Kinder Morgan, Inc.                                               10,047
70                NICOR Inc.                                                         2,383
350               NiSource Inc.                                                      7,679
50                Peoples Energy Corporation                                         2,102
540               PG&E Corporation *                                                14,996
120               Pinnacle West Capital Corporation                                  4,802
240               PPL Corporation                                                   10,500

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                                                VALUE
------                                                                                                -----
                     UTILITIES (CONTINUED)
  330                Progress Energy, Inc.                                                          $    14,936
  310                Public Service Enterprise Group Incorporated                                        13,578
  290                Sempra Energy                                                                        8,717
  930                Southern Company                                                                    28,132
  270                TECO Energy, Inc.                                                                    3,891
  460                TXU Corporation                                                                     10,911
  710                Williams Companies, Inc.                                                             6,972
  540                Xcel Energy, Inc.                                                                    9,169
                                                                                                    -----------
                                                                                                        393,749
                                                                                                    -----------

                        Total common stocks (cost $13,443,169)                                       14,067,070
                                                                                                    -----------

CONTRACTS
                     PUT OPTIONS - 0.3%
   31                On S&P 500 Index expiring January 17, 2004 at 975                                    2,480
   32                On S&P 500 Index expiring February 21, 2004 at 950                                   7,840
   32                On S&P 500 Index expiring February 21, 2004 at 975                                  10,560
   31                On S&P 500 Index expiring March 20, 2004 at 975                                     17,980
                                                                                                    -----------

                      Total put options (cost $98,855)                                                   38,860
                                                                                                    -----------

                     REPURCHASE AGREEMENT - 2.5% **
                     0.80% repurchase agreement with U. S. Bank, N. A.
                       dated December 31, 2003, due January 2, 2004 (repurchase proceeds $339,015)      339,000
                                                                                                    -----------

                       Total common stocks, put options and repurchase agreement - 106.2%            14,444,930
                                                                                                    -----------

                     CALL OPTIONS - (6.4%) ***
  (43)               On S&P 500 Index expiring January 17, 2004 at 1025                                (379,475)
   (8)               On S&P 500 Index expiring January 17, 2004 at 1050                                 (51,400)
  (22)               On S&P 500 Index expiring January 17, 2004 at 1075                                 (91,410)
  (32)               On S&P 500 Index expiring February 21, 2004 at 1050                               (224,480)
  (10)               On S&P 500 Index expiring February 21, 2004 at 1075                                (49,750)
  (11)               On S&P 500 Index expiring March 20, 2004 at 1050                                   (82,225)
                                                                                                    -----------

                       Total call options outstanding (premiums received $441,105)                     (878,740)
                                                                                                    -----------

                     OTHER ASSETS AND LIABILITIES, NET - 0.2%                                            31,853
                                                                                                    -----------

                     NET ASSETS - 100.0%                                                            $13,598,043
                                                                                                    ===========

* Non-income producing.

** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

*** The aggregate value of investments that covers outstanding call options is $14,067,070.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

ASSETS:
Common stocks, at value (cost $13,443,169)                             $ 14,067,070
Put options, at value (cost $98,855)                                         38,860
Repurchase agreement                                                        339,000
Cash                                                                            598
Dividends and interest receivable                                            19,087
Other assets                                                                 14,154
                                                                       ------------
   Total assets                                                          14,478,769
                                                                       ------------

LIABILITIES:
Call options outstanding, at value (premiums received $441,105)             878,740
Accrued investment advisory and management fees                                 186
Other accrued expenses and liabilities                                        1,800
                                                                       ------------
   Total liabilities                                                        880,726
                                                                       ------------
NET ASSETS                                                             $ 13,598,043
                                                                       ============

NET ASSETS CONSIST OF:
Paid-in capital                                                        $ 14,852,974
Undistributed net investment income                                             620
Accumulated net realized loss on investment transactions                 (1,381,822)
Net unrealized appreciation on investments                                  126,271
                                                                       ------------
   Net assets                                                          $ 13,598,043
                                                                       ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                     1,543,279
                                                                       ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                          $       8.81
                                                                       ============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends                                                                   $   227,370
Interest                                                                          3,966
                                                                            -----------
   Total investment income                                                      231,336
                                                                            -----------

EXPENSES:
Investment advisory and management fees                                          64,265
Professional fees                                                                24,516
Custodian fees                                                                   13,284
Standard & Poor's licensing fees                                                 10,000
Trustees' fees                                                                    9,300
Insurance expense                                                                 3,294
Other expenses                                                                    2,912
                                                                            -----------
   Total expenses                                                               127,571
                                                                            -----------

NET INVESTMENT INCOME                                                           103,765
                                                                            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on investment transactions:
Common stocks                                                                      (471)
Put options expired and closed                                                 (809,544)
Call options expired and closed                                                (360,231)
                                                                            -----------
   Net realized loss on investment transactions                              (1,170,246)
                                                                            -----------

Change in unrealized appreciation/depreciation on investments:
Common stocks                                                                 3,066,494
Put options                                                                       6,123
Call options                                                                   (626,712)
                                                                            -----------
   Net change in unrealized appreciation/depreciation on investments          2,445,905
                                                                            -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               1,275,659
                                                                            -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 1,379,424
                                                                            ===========

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                         ---------------------------------
                                                                              2003                2002
                                                                         ------------         ------------
FROM OPERATIONS:
Net investment income                                                    $    103,765         $     87,727
Net realized gain (loss) on investment transactions                        (1,170,246)           2,048,261
Net change in unrealized appreciation/depreciation on investments           2,445,905           (2,653,419)
                                                                         ------------         ------------
   Net increase (decrease) in net assets from operations                    1,379,424             (517,431)
                                                                         ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                   (103,379)             (87,590)
From net realized gain on investment transactions                                  --           (2,148,879)
                                                                         ------------         ------------
   Decrease in net assets from distributions to shareholders                 (103,379)          (2,236,469)
                                                                         ------------         ------------

FROM FUND SHARE TRANSACTIONS:
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                              103,379            2,236,469
                                                                         ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS                                       1,379,424             (517,431)

NET ASSETS:
Beginning of year                                                          12,218,619           12,736,050
                                                                         ------------         ------------
End of year                                                              $ 13,598,043         $ 12,218,619
                                                                         ============         ============

UNDISTRIBUTED NET INVESTMENT INCOME                                      $        620         $        234
                                                                         ============         ============

FUND SHARE TRANSACTIONS:
Shares issued in reinvestment of distributions to shareholders                 11,734              280,260
                                                                         ------------         ------------
   Net increase in Fund shares outstanding                                     11,734              280,260
Shares outstanding, beginning of year                                       1,531,545            1,251,285
                                                                         ------------         ------------
Shares outstanding, end of year                                             1,543,279            1,531,545
                                                                         ============         ============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
         FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                            Year Ended          Year Ended         Period Ended
                                           December 31,        December 31,         December 31,
                                           -----------------------------------------------------
                                               2003                2002               2001 (1)
                                           -----------------------------------------------------
BEGINNING NET ASSET VALUE                   $     7.98          $    10.18          $    10.00
                                            ==========          ==========          ==========

INVESTMENT OPERATIONS:
Net investment income                             0.07                0.07                0.01
Net realized and unrealized
    gain (loss) on investments                    0.83               (0.48)               0.18
                                            ----------          ----------          ----------
    Total from investment operations              0.90               (0.41)               0.19
                                            ----------          ----------          ----------

DISTRIBUTIONS:
Dividends from net investment income             (0.07)              (0.07)              (0.01)
Distributions from net realized gain                --               (1.72)                 --
                                            ----------          ----------          ----------
    Total distributions                          (0.07)              (1.79)              (0.01)
                                            ----------          ----------          ----------

ENDING NET ASSET VALUE                      $     8.81          $     7.98          $    10.18
                                            ==========          ==========          ==========

TOTAL RETURN                                     11.25%              (4.05%)              1.90%(3)

ENDING NET ASSETS (000' S)                  $   13,598          $   12,219          $   12,736

AVERAGE NET ASSETS RATIOS:
Net expenses (2)                                  0.99%               0.92%               1.00%(4)
Net investment income                             0.81%               0.72%               0.64%(4)

PORTFOLIO TURNOVER RATE                              0%                  5%                  0%

(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2) Absent investment advisory and management fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.10% and 1.44% for the periods ended December 31, 2002 and 2001, respectively.

(3)  Unannualized.

(4)  Annualized.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway VIT Fund (the Fund). Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. At December 31, 2003, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 30, 2003, the Fund declared and paid an ordinary income dividend of $103,379 or $0.0675 per share to shareholders of record as of December 29, 2003.

                                GATEWAY VIT FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2003, on a tax basis, the Fund had undistributed ordinary income of $620, a net capital loss carryforward of $1,750,315 expiring December 31, 2011, and other loss deferrals of $42,449. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and certain hedged transactions, and the tax recognition of net unrealized depreciation on open option contracts at December 31, 2003. There were no differences between the book basis and tax basis of distributions paid for the year ended December 31, 2003. The only difference between the book basis and tax basis of distributions paid for the year ended December 31, 2002 was the treatment of the short-term capital gain distribution as ordinary income for tax purposes.

At December 31, 2003, based on a $12,689,977 federal income tax cost of common stocks and options, gross unrealized appreciation totaled $1,787,246 and gross unrealized depreciation totaled $1,250,033.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, cost of purchases of investment securities (excluding short-term investments) totaled $47,050 and proceeds from sales totaled $992,433.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2003, transactions in written options were as follows:

                                            Contracts         Premiums
                                            ---------------------------
Outstanding at December 31, 2002                136         $   297,202
Options written                                 958           2,732,789
Options terminated in closing
  purchase transactions                        (862)         (2,415,894)
Options expired                                (106)           (172,992)
                                            ---------------------------
Outstanding at December 31, 2003                126         $   441,105
                                            ===========================

                                GATEWAY VIT FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

3. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets the Adviser has contractually agreed through December 31, 2004, to waive all or a portion of its fee as necessary to limit the Fund's net expenses to this level.

For the year ended December 31, 2003, the Fund paid $11,234 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

4. TAX INFORMATION (UNAUDITED)

We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise shareholders as to the federal income tax status of distributions received during the Fund's fiscal year.

For the year ended December 31, 2003, 100% of the dividends paid from ordinary income qualified for the dividends received deduction for corporations.

                                GATEWAY VIT FUND
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Gateway VIT Fund of the Gateway Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway VIT Fund of the Gateway Variable Insurance Trust as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective periods ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated January 17, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway VIT Fund of the Gateway Variable Insurance Trust as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio
January 16, 2004                                             (Ernst & Young LLP)

                                GATEWAY VIT FUND
             MANAGEMENT INFORMATION - DECEMBER 31, 2003 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY VARIABLE INSURANCE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

JAMES M. ANDERSON, Cincinnati Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Trustee of the Gateway Variable Insurance Trust since October 2002; Oversees Two Portfolios in Fund Complex*; Cincinnati Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Cincinnati Children's Medical Center; Director of Union Central Life; Director of the National Stock Exchange. Age 62.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 58.

R. S. (Dick) Harrison, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Retired; Director of Anderson Bank Company of Cincinnati, Ohio. Age 72.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY VARIABLE INSURANCE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc.; Director of Anderson Bank Company of Cincinnati, Ohio. Age 59.

                                GATEWAY VIT FUND
             MANAGEMENT INFORMATION - DECEMBER 31, 2003 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY VARIABLE INSURANCE TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since January 1997 and Trustee of The Gateway Trust since December 1998; Co-Portfolio Manager of the Gateway Fund from 1994 to 1997; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Gateway VIT Fund since 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees One Portfolio in Fund Complex*; Gateway Investment Advisers, L.P., President since 1995. Age 39.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President and Financial Reporting Manager from 1993 to 1999. Age 41.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 45.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 44.

* As of December 31, 2003, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge, upon request, by calling 800.354.6339.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

         (3) Compliance with applicable governmental laws, rules, and regulations;

         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

         (5)      Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted a waiver, including an implicit waiver, from the provisions of the code of ethics.

(e)      Not applicable

(f) A copy of the registrant's code of ethics is filed as an exhibit herewith. See Item 10(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's board of trustees has determined that Kenneth A. Drucker is an audit committee financial expert. He is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      AUDIT FEES

FY 2003       $11,000
FY 2002       $10,000

         (b)      AUDIT-RELATED FEES

                  There were no fees for audit-related services in 2003 and 2002.

         (c)      TAX FEES

            Registrant               Adviser
            ----------               -------
FY 2003       $1,100                    $0
FY 2002       $1,000                    $0

                  Nature of Fees. Tax services for registrant included tax compliance and tax return reviews in 2003 and 2002.

         (d)      ALL OTHER FEES

              Registrant           Adviser
              ----------           -------
FY 2003           $0                $7,300
FY 2002           $0                $6,500

                  Nature of Fees. Other services for Adviser are associated with examination of internal controls related to the Adviser's transfer agent and registrar functions for SEC Rule 17Ad-13 filing.

         (e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

                           Beginning with non-audit service contracts entered into on or after May 6, 2003, the registrant's Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant's Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. The registrant's Audit Committee has established a policy of requiring specific pre-approval of audit and non-audit services on an engagement-by-engagement basis.

                  (2) PERCENTAGES OF FY 2003 SERVICES APPROVED BY THE AUDIT COMMITTEE

Audit-Related Fees                  Not applicable
Tax Fees                            100%
All Other Fees for Registrant       100%

         (f) During audit of registrant's financial statements for the most recent fiscal year, less than 50% of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

             Registrant             Adviser
             ----------             -------
FY 2003       $ 1,100               $7,300
FY 2002       $ 1,000               $6,500

         (h) Not applicable. All non-audit services to the registrant's investment adviser were pre-approved by the Audit Committee for FY 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) EX-99.CODE ETH. Registrant's code of ethics that is subject to the disclosure required by Item 2 is filed herewith.

(a)(2) EX-99.CERT. Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are filed herewith.

(b) EX-99.906 CERT. Certification required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Variable Insurance Trust

By     /s/ Walter G. Sall
       ------------------------------------------
       Walter G. Sall, Chairman

Date February 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Walter G. Sall
       ------------------------------------------
       Walter G. Sall, Chairman

Date   February 24, 2004

By     /s/ Gary H. Goldschmidt
       ------------------------------------------
       Gary H. Goldschmidt
       Vice President and Treasurer

Date February 24, 2004